Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(11)	Income Taxes

The Company is a tax exempted company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not
subject to tax on their income or capital gains. In addition, upon any payments of dividends by the Company to its shareholders, no
Cayman Islands withholding tax is imposed.

The Group’s subsidiaries and VIEs incorporated in the PRC are subject to Income Tax in the PRC.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of
16.5%
for the years ended
December 31, 2015,
2016
and
2017,
if applicable.
Pursuant to the relevant laws and regulations in the PRC, Shenzhen Fanhua Software Technology Co., Ltd ("Fanhua Software"), Shenzhen Huazhong United Technology Co., Ltd ("Huazhong") and Ying Si Kang Information Technology (Shenzhen) Co., Ltd. ("Ying Si Kang"), subsidiaries of the Group, were regarded as software companies and thus exempted from PRC Income Tax for two
years starting from its
first
profit-making year, followed by a
50%
reduction for the next
three
years. For Fanhua Software, year
2012
was the
first
profit-making year and accordingly, Fanhua Software has made a
12.5%
tax provision for its profits for the years ended
December 31, 2015
and
2016.
No
tax provision made for its profits for the year ended
December 31, 2017.
For Huazhong, year
2015
was the
first
profit-making year and accordingly it has
not
made any provision for PRC income tax for the years ended
December 31, 2015
and
2016,
and has made a
12.5%
tax provision for its profits for the year ended
December 31, 2017.
For Ying Si Kang, year
2014
was the
first
profit-making year and accordingly it has
not
made any provision for PRC income tax for the year ended
December 31, 2015,
and has made a
12.5%
tax provision for its profits for the years ended
December 31, 2016
and
2017.

The Group accounts for uncertain income tax positions by prescribing a minimum recognition threshold in the financial statements.

The movements of unrecognized tax benefits are as follows:

RMB
Balance as of January 1, 2015	53,855
Change in unrecognized tax benefits	825
Gross increase in tax positions	15,674
Balance as of December 31, 2015	70,354
Change in unrecognized tax benefits	—
Gross increase in tax positions	2,424
Balance as of December 31, 2016	72,778
Change in unrecognized tax benefits	—
Gross decrease in tax positions	(2,428)
Balance as of December 31, 2017	70,350

The uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Group’s consolidated financial statements as of
December 31, 2016
and
2017.
In addition, the outcome of these examinations
may
impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. The Group’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Company does not
anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve
months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three
years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five
years under special circumstances, which are
not
clearly defined, but an underpayment of income tax liability exceeding
RMB100
is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten
years. There is
no
statute of limitations in the case of tax evasion.

Income tax expenses are comprised of the following:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Current tax expense	26,620	41,985	158,291
Deferred tax (income) expense	(1,067)	(14,736)	9,512
Income tax expense	25,553	27,249	167,803

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31,
	2016	2017
	RMB	RMB
Non-current deferred tax assets:
Operating loss carryforward, after offset unrecognized tax benefits in 2016	33,611	28,003
Less: valuation allowances	(25,334)	(25,912)
Total	8,277	2,091

Non-current deferred tax liabilities:
Intangible assets, net	2,604	339
Investment income	11,973	—
Dividend withholding taxes	—	16,800
Total	14,577	17,139

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not
be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-
not
threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group has provided
RMB25,334
and
RMB25,912
valuation allowance for the years ended
December 31, 2016
and
2017,
respectively.

The Group had total operating loss carry-forwards of
RMB150,373
and
RMB112,011
as of
December 31, 2016
and
2017,
respectively. As of
December 31, 2017,
the operating loss carry-forwards of
RMB15,744,
RMB13,925,
RMB21,187,
RMB21,147
and
RMB40,008
are to expire during the years ending
December 31, 2018,
2019,
2020,
2021
and
2022,
respectively. During the years ended
December 31, 2015,
2016
and
2017,
RMB4,251,
RMB29,431
and
RMB13,284,
respectively, of tax loss carried forward has been expired and canceled.

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of
25%
to net income before income taxes and income of affiliates, and the actual provision for income taxes is as follows:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Income from continuing operations before income taxes, share of income of affiliates and discontinued operations	172,242	124,051	505,095
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	43,061	31,013	126,274
Expenses not deductible for tax purposes:
Entertainment	685	973	1,411
Other	5,176	3,691	18,863
Tax exemption and tax relief:
Tax rate differential	(34,149)	—	—
Change in valuation allowance	(4,194)	(1,332)	578
Uncertain tax provisions	15,674	2,424	(2,428)
Effect of utilization of deductible temporary difference previously unrecognized	—	(12,872)	—
Deferred income tax for dividend distribution	—	—	16,800
Other	(700)	3,352	6,305
Income tax expense	25,553	27,249	167,803

Additional PRC income taxes that would have been payable without the tax exemption amounted to approximately
RMB44,381,
RMB4,089
and
RMB826
for the years ended
December 31, 2015,
2016
and
2017,
respectively. Without such exemption, the Group’s basic and diluted net profit per share for the years ended
December 31, 2015,
2016
and
2017
would have been decreased by RMB
0.04,
RMB0.00
and
RMB0.00.

If the entities were to be non-resident for PRC tax purposes, dividends paid to it out of profits earned after
January 1, 2008
would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be
10%,
whereas in the case of dividends paid by PRC subsidiaries which are
25%
or more directly owned by tax residents in the Hong Kong Special Administrative Region, the withholding tax would be
5%.
In the
third
quarter of
2017,
the Group applies
10%
withholding tax rate due to the dividends paid by PRC subsidiaries.

Aggregate undistributed earnings of the Group’s subsidiaries and VIEs in the PRC that are available for distribution to the Group of approximately
RMB2,058,189
and
RMB2,209,904
as of
December 31, 2016
and
2017
respectively, are considered to be indefinitely reinvested. If those earnings were to be distributed or they were determined to be no
longer permanently reinvested, the Group would have to record a deferred tax liability in respect of those undistributed earnings of approximately
RMB205,819
and
RMB220,990,
respectively.

On
April 20, 2017,
the Company's Board of Directors declared an annual cash dividend of
US$0.006
per ordinary share, or
US$0.12
per ADS, amounting to a total of approximately
US$7,400.
On
November 19, 2017,
the Company's Board of Directors declared an annual cash dividend of
US$0.01
per ordinary share, or
US$0.20
per ADS, amounting to a total of approximately
US$12,700.
As of
December 31, 2017,
the Company has paid the dividend to shareholders and provided
RMB16,800
deferred income tax for the declared dividend distribution based on a
10%
withholding tax rate.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to a more-than-
50
-percent-owned domestic subsidiary. However, recognition is
not
required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means.